Other long term obligations - Schedule of other long term obligations (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities, Noncurrent [Abstract]
Deferred lease inducements liability (note 16(b))	CAD 10	CAD 38
Asset retirement obligation (note 16(c))	744	678	CAD 617
Restricted share / Deferred stock unit plan (notes 21(d) and (f))	5,672	4,945
Deferred gain on sale-leaseback (note 16(d))	7,654	3,199	CAD 780
Other obligations, current and noncurrent	14,080	8,860
Less current portion of:
Deferred gain on sale leaseback	(1,445)	(586)
Other obligations, noncurrent portion	CAD 12,635	CAD 8,274